                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01570

                            Van Kampen Comstock Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/07

Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN COMSTOCK FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2007 (UNAUDITED)

                                                                     NUMBER OF
DESCRIPTION                                                           SHARES           VALUE
--------------------------------------------------------------------------------------------------
COMMON STOCKS  96.3%
AIRLINES  0.7%
Southwest Airlines Co. ...................................           9,271,300     $   137,215,240
                                                                                   ---------------

ALUMINUM  0.7%
Alcoa, Inc. ..............................................           3,736,600         146,175,792
                                                                                   ---------------

ASSET MANAGEMENT & CUSTODY BANKS  1.5%
Bank of New York Mellon Corp. ............................           6,408,228         282,859,184
                                                                                   ---------------

BREWERS  0.7%
Anheuser-Busch Cos., Inc. ................................           2,723,500         136,147,765
                                                                                   ---------------

BROADCASTING & CABLE TV  4.3%
Clear Channel Communications, Inc. .......................           2,760,276         103,344,733
Comcast Corp., Class A (a) ...............................          22,400,850         541,652,553
Liberty Media Corp. - Capital, Ser A (a) .................           1,565,435         195,413,251
                                                                                   ---------------
                                                                                       840,410,537
                                                                                   ---------------
CATALOG RETAIL  0.8%
Liberty Media Corp. - Interactive, Ser A (a) .............           8,654,175         166,246,702
                                                                                   ---------------

COMMUNICATIONS EQUIPMENT  0.8%
Cisco Systems, Inc. (a) ..................................           2,235,300          74,010,783
Ericsson, Class B - ADR (Sweden) .........................           1,847,428          73,527,634
                                                                                   ---------------
                                                                                       147,538,417
                                                                                   ---------------
COMPUTER HARDWARE  2.9%
Dell, Inc. (a) ...........................................           8,728,400         240,903,840
Hewlett-Packard Co. ......................................           2,139,100         106,505,789
IBM Corp. ................................................           1,760,400         207,375,120
                                                                                   ---------------
                                                                                       554,784,749
                                                                                   ---------------
DATA PROCESSING & OUTSOURCED SERVICES  0.6%
Computer Sciences Corp. (a) ..............................             638,300          35,680,970
Western Union Co. ........................................           3,588,500          75,250,845
                                                                                   ---------------
                                                                                       110,931,815
                                                                                   ---------------
DIVERSIFIED BANKS  5.4%
Barclays PLC - ADR (United Kingdom) ......................             667,700          32,463,574


U.S. Bancorp .............................................           3,439,200         111,877,176
Wachovia Corp. ...........................................          11,143,100         558,826,465
Wells Fargo & Co. ........................................           9,540,900         339,846,858
                                                                                   ---------------
                                                                                     1,043,014,073
                                                                                   ---------------
DIVERSIFIED CHEMICALS  2.5%
Du Pont (E.I.) de Nemours & Co. ..........................           9,966,100         493,919,916
                                                                                   ---------------

DRUG RETAIL  1.8%
CVS Caremark Corp. .......................................           8,820,400         349,552,452
                                                                                   ---------------

ELECTRONIC EQUIPMENT MANUFACTURERS  0.1%
Cognex Corp. .............................................           1,275,787          22,657,977
                                                                                   ---------------

ELECTRONIC MANUFACTURING SERVICES  0.2%
Flextronics International Ltd. (Singapore) (a) ...........           3,054,217          34,146,146
Kemet Corp. (a) ..........................................           1,059,780           7,789,383
                                                                                   ---------------
                                                                                        41,935,529
                                                                                   ---------------
GOLD  0.4%
Newmont Mining Corp. .....................................           1,912,200          85,532,706
                                                                                   ---------------

HEALTH CARE DISTRIBUTORS  1.2%
Cardinal Health, Inc. ....................................           3,796,800         237,413,904
                                                                                   ---------------

HEALTH CARE EQUIPMENT  0.6%
Boston Scientific Corp. (a) ..............................           8,932,400         124,606,980
                                                                                   ---------------

HOME IMPROVEMENT RETAIL  0.7%
Home Depot, Inc. .........................................           1,993,600          64,672,384
Lowe's Cos., Inc. ........................................           2,565,800          71,893,716
                                                                                   ---------------
                                                                                       136,566,100
                                                                                   ---------------
HOUSEHOLD PRODUCTS  2.7%
Kimberly-Clark Corp. .....................................           4,711,800         331,051,068
Procter & Gamble Co. .....................................           2,625,400         184,670,636
                                                                                   ---------------
                                                                                       515,721,704
                                                                                   ---------------
HYPERMARKETS & SUPER CENTERS  2.4%
Wal-Mart Stores, Inc. ....................................          10,544,000         460,245,600
                                                                                   ---------------


INDUSTRIAL CONGLOMERATES  1.6%
General Electric Co. .....................................           7,703,200         318,912,480
                                                                                   ---------------

INTEGRATED TELECOMMUNICATION SERVICES  4.8%
AT&T, Inc. ...............................................           7,606,496         321,830,846
Verizon Communications, Inc. .............................          13,547,900         599,901,012
                                                                                   ---------------
                                                                                       921,731,858
                                                                                   ---------------
INVESTMENT BANKING & BROKERAGE  1.4%
Bear Stearns Cos., Inc. ..................................             520,800          63,959,448
Merrill Lynch & Co., Inc. ................................           2,812,000         200,439,360
                                                                                   ---------------
                                                                                       264,398,808
                                                                                   ---------------
LIFE & HEALTH INSURANCE  2.1%
AFLAC, Inc. ..............................................           2,039,200         116,315,968
MetLife, Inc. ............................................           2,466,700         172,002,991
Torchmark Corp. ..........................................           1,791,847         111,667,905
                                                                                   ---------------
                                                                                       399,986,864
                                                                                   ---------------
MOVIES & ENTERTAINMENT  6.0%
News Corp., Class B ......................................           8,140,900         190,415,651
Time Warner, Inc. ........................................          26,271,700         482,348,412
Viacom, Inc., Class B (a) ................................          12,788,850         498,381,485
                                                                                   ---------------
                                                                                     1,171,145,548
                                                                                   ---------------
MULTI-LINE INSURANCE  1.9%
American International Group, Inc. .......................           3,031,400         205,074,210
Genworth Financial, Inc., Class A ........................           2,457,800          75,528,194
Hartford Financial Services Group, Inc. ..................             857,500          79,361,625
                                                                                   ---------------
                                                                                       359,964,029
                                                                                   ---------------
OTHER DIVERSIFIED FINANCIAL SERVICES  8.7%
Bank of America Corp. ....................................          13,759,600         691,695,092
Citigroup, Inc. ..........................................          15,155,300         707,297,851
JPMorgan Chase & Co. .....................................           6,076,800         278,438,976
                                                                                   ---------------
                                                                                     1,677,431,919
                                                                                   ---------------
PACKAGED FOODS & MEATS  6.3%
Cadbury Schweppes PLC - ADR (United Kingdom) .............           8,526,100         396,634,172
Kraft Foods, Inc., Class A ...............................          10,786,543         372,243,599
Sara Lee Corp. ...........................................           1,571,200          26,223,328
Unilever N.V. (Netherlands) ..............................          13,978,400         431,233,640
                                                                                   ---------------
                                                                                     1,226,334,739
                                                                                   ---------------


PAPER PRODUCTS  3.6%
International Paper Co. ..................................          19,391,313         695,566,397
                                                                                   ---------------

PHARMACEUTICALS  14.9%
Abbott Laboratories ......................................           5,684,500         304,802,890
Bristol-Myers Squibb Co. .................................          19,717,800         568,266,996
Eli Lilly & Co. ..........................................           7,071,500         402,580,495
GlaxoSmithKline PLC - ADR (United Kingdom) ...............           4,476,100         238,128,520
Pfizer, Inc. .............................................          12,865,100         314,294,393
Roche Holdings AG - ADR (Switzerland) ....................           1,104,908          99,831,421
Sanofi Aventis - ADR (France) ............................           1,367,900          58,026,318
Schering-Plough Corp. ....................................          14,218,000         449,715,340
Wyeth ....................................................           9,964,900         443,936,295
                                                                                   ---------------
                                                                                     2,879,582,668
                                                                                   ---------------
PROPERTY & CASUALTY INSURANCE  4.0%
Berkshire Hathaway, Inc., Class A (a) ....................               1,205         142,804,550
Berkshire Hathaway, Inc., Class B (a) ....................               4,400          17,388,800
Chubb Corp. ..............................................           7,885,940         423,001,822
MBIA, Inc. ...............................................           1,175,500          71,764,275
Travelers Cos., Inc. .....................................           2,532,400         127,481,016
                                                                                   ---------------
                                                                                       782,440,463
                                                                                   ---------------
REGIONAL BANKS  0.9%
PNC Financial Services Group, Inc. .......................           2,516,100         171,346,410
                                                                                   ---------------

SEMICONDUCTOR EQUIPMENT  0.3%
KLA-Tencor Corp. .........................................           1,145,000          63,868,100
                                                                                   ---------------

SEMICONDUCTORS  0.9%
Intel Corp. ..............................................           4,177,892         108,040,287
Texas Instruments, Inc. ..................................           1,802,600          65,957,134
                                                                                   ---------------
                                                                                       173,997,421
                                                                                   ---------------
SOFT DRINKS  3.1%
Coca-Cola Co. ............................................          10,330,200         593,676,594
                                                                                   ---------------

SPECIALTY CHEMICALS  0.9%
Rohm & Haas Co. ..........................................           2,988,800         166,386,496
                                                                                   ---------------


SYSTEMS SOFTWARE  0.6%
Microsoft Corp. ..........................................           3,793,800         111,765,348
                                                                                   ---------------

THRIFTS & MORTGAGE FINANCE  1.8%
Federal Home Loan Mortgage Corp. .........................           4,604,200         271,693,842
Federal National Mortgage Association ....................           1,329,100          80,822,571
                                                                                   ---------------
                                                                                       352,516,413
                                                                                   ---------------
TOBACCO  1.5%
Altria Group, Inc. .......................................           4,210,000         292,721,300
                                                                                   ---------------

TOTAL LONG-TERM INVESTMENTS  96.3%
  (Cost $15,855,222,108) .....................................................      18,657,250,997
                                                                                   ---------------
REPURCHASE AGREEMENTS  3.2%
Banc of America Securities ($202,193,788 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 5.10%, dated
   09/28/07, to be sold on 10/01/07 at $202,279,720) .....                             202,193,788
Citigroup Global Markets, Inc. ($179,727,811 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 4.90%,
   dated 09/28/07, to be sold on 10/01/07 at $179,801,200)                             179,727,811
State Street Bank & Trust Co. ($233,179,401 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 4.55%,
   dated 09/28/07, to be sold on 10/01/07 at $233,267,815)                             233,179,401
                                                                                   ---------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $615,101,000) ........................................................         615,101,000
                                                                                   ---------------

TOTAL INVESTMENTS  99.5%
  (Cost $16,470,323,108) .....................................................      19,272,351,997

OTHER ASSETS IN EXCESS OF LIABILITIES  0.5% ..................................          96,385,927
                                                                                   ---------------

NET ASSETS 100.0% ............................................................     $19,368,737,924
                                                                                   ===============


Percentages are calculated as a percentage of net assets.
(a) Non-income producing security as this stock currently does not declare income dividends.

ADR - American Depositary Receipt


Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Comstock Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 20, 2007

By: /s/ Stuart N. Schuldt
    ---------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: November 20, 2007